Warrants (Details)		9 Months Ended	12 Months Ended
	Jul. 20, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Warrants [Line Items]
Public and private warrants to purchase		18,000,000	18,000,000
Share price (in Dollars per share) | $ / shares		$ 9.2	$ 9.2
Percentage of gross proceeds on total equity proceeds		60.00%	60.00%
Number of trading days on which fair market value		20	20
Adjustment one of redemption price of stock based on market value		115.00%	115.00%
Public Warrants [Member]
Warrants [Line Items]
Public and private warrants to purchase		10,000,000	10,000,000
Warrants exercisable term from the completion of business combination		30 days	30 days
Warrants exercisable term from the closing of the public offering		12 months	12 months
Public warrants expiration term		5 years	5 years
Redemption price per public warrant (in Dollars per share) | $ / shares		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Stock price trigger for redemption of public warrants (in Dollars per share) | $ / shares		$ 18	$ 18
Threshold trading days for redemption of public warrants		20 days	20 years
Number of trading days		30	30
Warrants outstanding		10,000,000	10,000,000	10,000,000
Private Warrants [Member]
Warrants [Line Items]
Public and private warrants to purchase		8,000,000	8,000,000
Warrants outstanding		8,000,000	8,000,000	8,000,000
Private Placement Warrants [Member]
Warrants [Line Items]
Number of warrants to purchase shares issued	8,000,000	8,000,000	8,000,000
Price of warrants (in Dollars per share) | $ / shares		$ 1	$ 1
Aggregate purchase price (in Dollars) | $	$ 8,000,000	$ 8,000,000	$ 8,000,000
Fair value of warrants (in Dollars) | $		$ 9,000,000	$ 9,000,000
Warrant [Member]
Warrants [Line Items]
Share price (in Dollars per share) | $ / shares		$ 9.2	$ 9.2